Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Minera Yanacocha SRL and subsidiary [Member]
Disclosure of Commitments and contingencies [Line Items]
Schedule of outstanding signed commitments

The table below sets out the outstanding signed commitments at year ends by financial institution.

	2020	2019	2018
	US$(000)	US$(000)	US$(000)

Scotiabank	259,027	253,317	235,000
Pacífico Zurich	200,000	200,000	—
La Positiva	70,000	70,000	—
Rimac (Travelers)	60,000	60,000	—
Santander	25,000	—	—
MUFG Bank	25,000	—	—
Banco de Credito del Peru (a)	—	—	114,251
BBVA Continental	—	—	190,000

	639,027	583,317	539,251

(a)Letters of guarantee of Banco de Credito del Peru include US$6,321 related to San Jose Reservoir Trust in 2017. In 2020 and 2019 letters of guarantee were not required.